Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of Estimated Useful Life of Assets
Computer Equipment	Up to 5 years
Furniture and fixtures	Up to 7 years
Leasehold improvements	Shorter of the remaining lease term or estimated life of the improvement

Computer Equipment	Up to 5 years
Furniture and fixtures	Up to 7 years
Leasehold improvements	Shorter of the remaining lease term or estimated life of the improvement

Schedule of Weighted Average Diluted Shares Outstanding

The following securities were excluded from weighted average diluted common shares outstanding for the three and nine months ended March 31, 2023 and 2022 because their inclusion would have been antidilutive:

	As of March 31,
	2023	2022
Common stock options	32,324	13,594
Common stock warrants	562,006	203,506
Common stock issuable upon conversion of senior convertible note	72,875	160,315
10% Series A cumulative redeemable convertible preferred stock	835,950	835,950
Total	1,503,155	1,213,365

The following securities were excluded from weighted average diluted common shares outstanding for the year ended June 30, 2022 and 2021 because their inclusion would have been antidilutive:

	2022	2021
Common stock options	$11,105	$4,747
Common stock warrants	226,006	53,506
Common stock issuable upon conversion of senior convertible note	160,315	21,200
10% Series A cumulative redeemable convertible preferred stock	835,950	—
Total	$1,233,376	$79,453